Significant Accounting Policies (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Revenues				$ 1,766,914	$ 1,718,518	$ 1,150,054
Revenue recognized that was included in the deferred revenue				$ 88,300	67,200
Costs and Expenses
VAT and surcharges (as a percent)				6.70%
Sales and Marketing Expenses
Advertising and promotional expenses				$ 352,300	428,800	200,600
Long-term investments
Available-for-sale of marketable securities	$ 0
Unrealized loss on accumulated other comprehensive income to retained earnings	1,000					(995)
Stock options
Stock-based compensation
Vesting period				4 years
Service-Based Restricted Share Units
Stock-based compensation
Vesting period				4 years
Impact of adoption of new revenue guidance
Revenues:
Cumulative-effect adjustment on the retained earnings	$ (600)
Advertising & Marketing
Revenues:
Revenues				$ 1,530,211	1,499,180	996,745
Costs and Expenses
Cultural business construction fees (as a percent)		1.50%	3.00%	3.00%
Taxes on advertising and marketing revenues				$ 40,700	52,900	90,600
Advertising & Marketing | Maximum
Revenues:
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats				3 months
Value-added services
Revenues:
Revenues				$ 236,703	$ 219,338	$ 153,309
Game-related service
Maximum period for recognition of revenues after purchase of in-game credits				1 month